Equity Incentive Plans - Share Activity (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)
Shares Available for Grant
Options outstanding, beginning of period (in shares)	2,356,616	2,356,616	2,489,091	2,489,091	476,359	476,359
Available under revised stock option plan (in shares)					2,200,000	2,200,000
Options granted (in shares)	(629,000)	(629,000)	(161,500)	(161,500)	(657,300)	(657,300)
Options exercised (in shares)	(516,648)	(516,648)	(69,333)	(69,333)	(12,833)	(12,833)
Shares cancelled (in shares)	698,013	698,013	98,358	98,358	482,865	482,865
Options outstanding, end of period (in shares)	1,908,981	1,908,981	2,356,616	2,356,616	2,489,091	2,489,091	476,359	476,359
Shares Subject to Outstanding Options
Options outstanding, beginning of period (in shares)	2,261,217	2,261,217	2,198,075	2,198,075	2,023,641	2,023,641
Number of option granted since inception	629,000	629,000	161,500	161,500	657,300	657,300
Exercised (in shares)	(516,648)	(516,648)	(69,333)	(69,333)	(12,833)	(12,833)
Cancellations (in shares)	(181,364)	(181,364)	(29,025)	(29,025)	(470,033)	(470,033)
Options outstanding, end of period (in shares)	2,192,205	2,192,205	2,261,217	2,261,217	2,198,075	2,198,075	2,023,641	2,023,641
Options outstanding, weighted average exercise price per share	$ 7.63	€ 5.28	$ 6.82	€ 4.70	$ 6.61	€ 4.53	$ 6.70	€ 4.83
Options granted, weighted average exercise price per share	$ 9.09	€ 7.13	$ 9.02	€ 6.90	$ 8.54	€ 5.81
Options exercised, weighted average exercise price per share	$ 5.86	€ 4.38	$ 5.30	€ 4.48	$ 7.97	€ 6.65
Options canceled, weighted average exercise price per share	$ 8.79	€ 7.04	$ 6.50	€ 4.77	$ 9.66	€ 7.57
Options outstanding, weighted average remaining contractual term	4 years 2 months 1 day	4 years 2 months 1 day	4 years 3 months 26 days	4 years 3 months 26 days	4 years 3 months 11 days	4 years 3 months 11 days	7 years 4 months 6 days	7 years 4 months 6 days
Exercisable, shares subject to outstanding options	1,686,261	1,686,261
Exercisable, weighted average exercise price per share	$ 7.25	€ 5.26
Exercisable, weighted average remaining contractual term	4 years 2 months 1 day	4 years 2 months 1 day